TAXATION (Tables)	12 Months Ended
Jan. 31, 2019
TAXATION [abstract]
Schedule of effective income tax expense (recovery)
	2019	2018
Loss for the year	$(23,601,170)	$(599,471)
Statutory Tax Rates	27%	26%
Expected income tax (recovery)	(6,372,316)	(155,863)
Change in statutory, foreign tax, foreign exchange rates and other	1,297,693	-
Permanent differences	1,494,947	17,156
Share issue costs	(1,010,208)	-
Change in unrecognized deductible temporary differences	4,589,884	138,707
Total	$-	$-

Schedule of deferred taxes
	2019	2018	2017
Deferred tax assets (liabilities)
Exploration and evaluation assets	$974,824	$974,824	$931,609
Property and equipment	47,452	-	-
Share issue costs	809,716	1,550	-
Biological assets	58,573	-	-
Intangible assets	197,810	-	-
Marketable securities	2,325	2,325	2,302
Asset retirement obligation	14,723	14,723	13,948
Allowable capital losses	93,018	56,568	53,717
Non-capital losses available for future period	5,241,525	375,052	270,122
	$7,439,966	$1,425,042	$1,271,698
Unrecognized deferred tax assets	(7,439,966)	(1,425,042)	(1,271,698)
Net deferred tax assets	$-	$-	$-

Schedule of temporary difference, unused tax losses and unused tax credits
		Expiry Date
	2019	Range	2018	2017
Temporary Differences
Exploration and evaluation assets	$3,611,809	No expiry date	$3,611,809	$3,583,704
Property and equipment	225,963	No expiry date	-	-
Share issue costs	2,998,633	2038 to 2041	5,424	-
Biological assets	278,920	No expiry date	-	-
Intangible assets	941,954	No expiry date	-	-
Marketable securities	15,498	No expiry date	15,498	15,348
Asset retirement obligation	54,243	No expiry date	54,243	53,717
Allowable capital losses	344,223	No expiry date	209,223	207,195
Non-capital losses available for future periods	19,751,990	Varies	1,389,396	1,040,579
Canada	$18,228,212	2026 to 2039	$1,389,396	$1,040,579
USA	$1,523,778	No expiry date	$-	$-